UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            2/4/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total: $76,536
                                       (thousands)


List of Other Included Managers:

None


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                    COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
AEP INDS INC                COM             001031103    30,801  1,289,825  SH          SOLE              1,289,825    0     0
BEMIS INC                   COM             081437105       894     33,622  SH          SOLE                 33,622    0     0
CROWN HOLDINGS INC          COM             228368106     6,693    267,297  SH          SOLE                267,297    0     0
CABLEVISION SYS CORP        CL A NY CABLVS  12686C109     3,938    165,526  SH          SOLE                165,526    0     0
HOME DEPOT INC              COM             437076102     5,280    191,189  SH          SOLE                191,189    0     0
MOLSON COORS BREWING CO     CL B            60871R209     5,838    139,486  SH          SOLE                139,486    0     0
PROCTER & GAMBLE CO         COM             742718109     8,395    143,195  SH          SOLE                143,195    0     0
RAYTHEON CO                 COM NEW         755111507     1,738     36,785  SH          SOLE                 36,785    0     0
SONOCO PRODS CO             COM             835495102     8,628    288,014  SH          SOLE                288,014    0     0
UNILEVER PLC                SPON ADR NEW    904767704     1,311     50,000  SH          SOLE                 50,000    0     0
UNITED TECHNOLOGIES CORP    COM             913017109     3,020     47,079  SH          SOLE                 47,079    0     0



SK 21884 0001 1169243